UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23396

Rimrock Funds Trust

(Exact name of registrant as specified in charter)

100 Innovation Drive, Suite 200

Irvine, California 92617

(Address of principal executive offices) (Zip code)

Robert S. De Leon, Esquire

Rimrock Capital Management, LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

(Name and address of agent for service)

Copy to:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Registrant's telephone number, including area code: (949) 381-7800

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

_____________________________________________

RIMROCK FUNDS TRUST

SEMI-ANNUAL REPORT

November 30, 2020

_____________________________________________

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-613-4924 or 312-557-1402. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

This report is submitted for the general information of the Shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

RIMROCK FUNDS TRUST

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	RIMROCK CORE BOND FUND

12	RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND

14	NOTES TO THE FINANCIAL STATEMENTS

23	FUND EXPENSES

24	APPROVAL OF MANAGEMENT AGREEMENT

26	FOR MORE INFORMATION

RIMROCK FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2020 (UNAUDITED)

	RIMROCK CORE BOND FUND	RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND
ASSETS:
Investments, at fair value	$5,736,062	$6,367,860
Interest income receivable	47,086	81,383
Receivable for securities sold	—	212,375
Prepaid and other assets	47,435	21,550
Total Assets	5,830,583	6,683,168
LIABILITIES:
Investment advisory fees	1,405	1,751
Payable for when-issued securities	20,000	200,000
Distributions payable to shareholders	12	399
Trustee fees	14,636	4,738
Accrued other liabilities	57,793	17,888
Total Liabilities	93,846	224,776
Net Assets	$5,736,737	$6,458,392
ANALYSIS OF NET ASSETS:
Capital stock	$5,461,615	$6,132,316
Distributable Earnings	275,122	326,076
Net Assets	$5,736,737	$6,458,392
Shares Outstanding ($0.0001 par value, unlimited authorization):	548,197	611,801
Net Asset Value, Redemption and Offering Price Per Share:	$10.46	$10.56
Investments, at cost	$5,505,374	$6,100,357

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED)

	RIMROCK CORE BOND FUND	RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND[1]
INVESTMENT INCOME:
Interest income	$99,422	$46,887	[2]
Total investment income	99,422	46,887
EXPENSES:
Investment advisory fees	8,492	3,593
Administration fees	7,129	2,390
Custody fees	4,178	1,588
Accounting fees	1,750	616
Transfer Agent fees	583	205
Registration fees (includes blue sky fees)	21,450	122
Printing fees	5,026	2,561
Audit fees	10,704	2,561
Tax fees	3,716	2,113
Legal fees	45,837	19,208
12b-1 Distribution fees	7,077	2,566
Trustee fees and expenses	28,034	5,975
Insurance fees	3,103	1,537
Other expenses	111	593
Total Expenses	147,190	45,628
Less expenses reimbursed by investment adviser	(128,789)	(38,442)
Net Expenses	18,401	7,186
Net investment income	81,021	39,701
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	31,183	58,573
Net change in unrealized appreciation (depreciation) on:
Investments	123,761	267,503
Net Gains	154,944	326,076
Net Increase in Net Assets Resulting from Operations	$235,965	$365,777

[1]	Fund commenced operations on September 28, 2020.
[2]	Net of $530 in foreign withholding taxes.

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MAY 31, 2020

	RIMROCK CORE BOND FUND		RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND
	NOV 30, 2020	MAY 31, 2020	NOV 30, 2020[1]
OPERATIONS:
Net investment income	$81,021	$139,590	$39,701
Net realized gains	31,183	29,206	58,573
Net change in unrealized appreciation	123,761	106,927	267,503
Net Increase in Net Assets Resulting from Operations	235,965	275,723	365,777
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	68,768	5,413,987	6,132,316
Net Increase in Net Assets Resulting from Capital Share Transactions	68,768	5,413,987	6,132,316
DISTRIBUTIONS PAID:
From distributable earnings	(81,562)	(155,004)	(39,701)
From tax return of capital	—	(21,140)	—
Total Distributions Paid	(81,562)	(176,144)	(39,701)
Total Increase in Net Assets	223,171	5,513,566	6,458,392
NET ASSETS:
Beginning of period	5,513,566	—	—
End of period	$5,736,737	$5,513,566	$6,458,392

[1]	Fund commenced operations on September 28, 2020.

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST

FINANCIAL HIGHLIGHTS

RIMROCK CORE BOND FUND

	SIX MONTHS
	ENDED	PERIOD
	NOV 30,	ENDED
	2020	MAY 31,
Selected per share data	(UNAUDITED)	2020[1]
Net Asset Value, Beginning of Period	$10.18	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.15	0.27
Net realized and unrealized gain	0.28	0.24
Total from Investment Operations	0.43	0.51
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.23)
From net realized losses	—	(0.06)
From tax return of capital	—	(0.04)
Total Distributions Paid	(0.15)	(0.33)
Net Asset Value, End of Period	$10.46	$10.18
Total Return[3]	4.24%	5.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$5,736,737	$5,513,566
Ratio to average net assets of:[4]
Expenses, net of reimbursements and credits	0.65%	0.65%
Expenses, before reimbursements and credits	5.20%	5.56%
Net investment income, net of reimbursements and credits	2.86%	2.87%
Net investment income, before reimbursements and credits	(1.69%)	(2.04%)
Portfolio Turnover Rate	23.55%	151.93%

[1]	Fund commenced operations on June 28, 2019

[2]	Net investment income per share was calculated using the average shares outstanding method.

[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See Notes to the Financial Statements.

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND
PERIOD
ENDED
NOV 30,
2020
Selected per share data	(UNAUDITED)[1]
Net Asset Value, Beginning of Period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.07
Net realized and unrealized gain	0.56
Total from Investment Operations	0.63
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)
Total Distributions Paid	(0.07)
Net Asset Value, End of Period	$10.56
Total Return[3]	6.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$6,458,392
Ratio to average net assets of:[4]
Expenses, net of reimbursements and credits	0.70%
Expenses, before reimbursements and credits	4.44%
Net investment income, net of reimbursements and credits	3.86%
Net investment income, before reimbursements and credits	0.12%
Portfolio Turnover Rate	24.13%

[1]	Fund commenced operations on September 28, 2020.

[2]	Net investment income per share was calculated using the average shares outstanding method.

[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS – 13.1%
Communications – 1.9%
Charter Communications
Operating LLC/Charter
Communications Operating Capital,
5.05%, 3/30/29	55,000	66,585
Comcast Corp.,
4.15%, 10/15/28	35,000	42,124
		108,709
Consumer/Retail – 0.8%
Home Depot (The), Inc.,
2.70%, 4/15/30	40,000	44,447
Energy – 2.8%
ConocoPhillips Co.,
6.95%, 4/15/29	25,000	34,858
Enterprise Products Operating LLC,
3.13%, 7/31/29	35,000	38,841
Kinder Morgan, Inc.,
4.30%, 3/1/28	35,000	40,673
Magellan Midstream Partners L.P.,
3.25%, 6/1/30	40,000	44,165
		158,537
Healthcare – 3.0%
Anthem, Inc.,
2.25%, 5/15/30	40,000	42,040
Centene Corp.,
5.38%, 6/1/26	35,000	36,794
MPT Operating Partnership L.P./MPT
Finance Corp.,
3/15/31 (1)	20,000	20,326
UnitedHealth Group, Inc.,
2.88%, 8/15/29	20,000	22,667
4.45%, 12/15/48	35,000	48,723
		170,550
Media/Entertainment – 0.7%
Fox Corp.,
4.71%, 1/25/29	35,000	42,348
Media/Leisure – 1.0%
Activision Blizzard, Inc.,
3.40%, 6/15/27	35,000	39,783
4.50%, 6/15/47	15,000	19,344
		59,127
Metals/Mining – 0.8%
Barrick North America Finance LLC,
5.75%, 5/1/43	30,000	44,229

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS - 13.1% continued
Technology – 1.0%
Equinix, Inc.,
5.38%, 5/15/27	55,000	59,933
Utilities – 1.1%
Florida Power & Light Co.,
3.15%, 10/1/49	55,000	64,637
Total Corporate Bonds
(Cost $707,314)		$752,517

COMMERCIAL MORTGAGE BACKED SECURITIES – 17.4%
Government Agency - Interest Only – 12.3%
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K094, Class X1, 1.02%,
6/25/29(2) (3)	2,696,828	176,836
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K-1512, Class X1, 1.06%,
4/25/34(2) (3)	2,094,995	183,141
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K-1514, Class X1, 0.70%,
10/25/34(2) (3)	1,498,415	93,061
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K-1517, Class X1, 1.44%,
7/25/35(2) (3)	399,936	57,734
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K152, Class X1, 1.10%,
1/25/31(2) (3)	2,679,870	197,600
		708,372
Non Agency – 1.6%
DBUBS Mortgage Trust, Series
2011-LC2A, Class A1FL, (Floating,
ICE LIBOR USD 1M + 1.35%,
1.35% Floor), 1.49%, 7/12/44(2)	19,427	19,428
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D,
3.59%, 9/15/39(2) (3)	75,000	74,240
		93,668
Non Agency - Interest Only – 3.5%
GS Mortgage Securities Trust, Series
2015-GC32, Class XA, 0.89%,
7/10/48(2) (3)	3,481,623	100,585

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
COMMERCIAL MORTGAGE BACKED SECURITIES - 17.4% continued
Non Agency - Interest Only – 3.5% continued
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.36%, 10/10/49(2) (3)	588,044	33,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.17%, 10/15/48(2) (3)	1,678,451	64,387
		198,171
Total Commercial Mortgage Backed Securities
(Cost $987,576)		$1,000,211

RESIDENTIAL MORTGAGE BACKED SECURITIES – 59.8%
Government Agency – 23.1%
Fannie Mae REMIC, Series 2001-29,
Class Z, 6.50%, 7/25/31	46,639	53,997
Fannie Mae REMIC, Series 2003-58,
Class M, 3.50%, 7/25/33	18,086	19,657
Fannie Mae REMIC, Series 2005-68,
Class PG, 5.50%, 8/25/35	78,240	89,210
Fannie Mae REMIC, Series 2006-77,
Class PC, 6.50%, 8/25/36	33,437	38,735
Fannie Mae REMIC, Series 2007-22,
Class PA, 5.50%, 3/25/37	4,328	4,739
Fannie Mae REMIC, Series 2008-46,
Class JA, 4.50%, 5/25/38	34,489	37,317
Fannie Mae REMIC, Series 2010-53,
Class ZJ, 5.00%, 7/25/40	30,269	39,334
Fannie Mae REMIC, Series 2011-146,
Class LX, 3.50%, 10/25/40	190,000	205,619
Fannie Mae REMIC, Series 2012-17,
Class CW, 2.00%, 11/25/30	9,503	9,640
Fannie Mae REMIC, Series 2012-32,
Class DU, 2.50%, 4/25/26	12,501	12,615
Fannie Mae REMIC, Series 2013-113,
Class HA, 3.00%, 11/25/31	1,291	1,338
Fannie Mae REMIC, Series 2013-13,
Class MA, 4.00%, 1/25/43	127,226	139,730
Fannie Mae REMIC, Series 2016-95,
Class LZ, 2.50%, 12/25/46	138,132	139,043
Fannie Mae REMIC, Series 2019-42,
Class ZL, 3.00%, 8/25/49	203,989	226,254
Freddie Mac REMIC, Series 2326,
Class ZP, 6.50%, 6/15/31	26,308	30,250
Freddie Mac REMIC, Series 2653,
Class SC, (Floating, 6.80% - ICE
LIBOR USD 1M, 4.00% Floor,
6.80% Cap), 6.73%, 7/15/33(2)	33,574	38,470
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.8% continued
Government Agency – 23.1% continued
Freddie Mac REMIC, Series 3871,
Class JB, 5.50%, 6/15/41	8,696	10,035
Freddie Mac REMIC, Series 3908,
Class B, 2.50%, 6/15/39	33,995	35,384
Freddie Mac REMIC, Series 3948,
Class AD, 2.00%, 10/15/21	5,082	5,104
Freddie Mac REMIC, Series 3990,
Class GY, 3.50%, 1/15/42	30,000	36,090
Freddie Mac REMIC, Series 4120,
Class QB, 1.50%, 10/15/42	10,088	10,151
Freddie Mac REMIC, Series 4146,
Class ME, 3.50%, 12/15/42	12,000	13,666
Freddie Mac REMIC, Series 4170,
Class TC, 1.63%, 2/15/28	18,165	18,509
Freddie Mac REMIC, Series 4182,
Class MB, 1.50%, 5/15/41	8,906	9,049
Freddie Mac REMIC, Series 4286,
Class DA, 3.50%, 10/15/30	68,465	74,053
Freddie Mac REMIC, Series 4471,
Class GA, 3.00%, 2/15/44	22,863	24,059
		1,322,048
Government Agency - Interest Only – 13.4%
Fannie Mae REMIC, Series 2004-64,
Class SW, (Floating, 7.05% - ICE
LIBOR USD 1M, 7.05% Cap),
6.90%, 8/25/34(2)	51,032	8,917
Fannie Mae REMIC, Series 2005-12,
Class SC, (Floating, 6.75% - ICE
LIBOR USD 1M, 6.75% Cap),
6.60%, 3/25/35(2)	69,684	11,997
Fannie Mae REMIC, Series 2007-88,
Class JI, (Floating, 6.45% - ICE
LIBOR USD 1M, 6.45% Cap),
6.30%, 4/25/37(2)	337,214	72,209
Fannie Mae REMIC, Series 2010-124,
Class SJ, (Floating, 6.05% - ICE
LIBOR USD 1M, 6.05% Cap),
5.90%, 11/25/38(2)	339,358	7,725
Fannie Mae REMIC, Series 2010-147,
Class KI, 1.18%, 1/25/41	1,627,674	57,230
Fannie Mae REMIC, Series 2011-87,
Class SG, (Floating, 6.55% - ICE
LIBOR USD 1M, 6.55% Cap),
6.40%, 4/25/40(2)	128,310	14,127
Fannie Mae REMIC, Series 2012-70,
Class YS, (Floating, 6.65% - ICE
LIBOR USD 1M, 6.65% Cap),
6.50%, 2/25/41(2)	28,873	2,036

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.8% continued
Government Agency - Interest Only – 13.4% continued
Fannie Mae REMIC, Series 2013-103,
Class SK, (Floating, 5.92% - ICE
LIBOR USD 1M, 5.92% Cap),
5.77%, 10/25/43(2)	59,135	10,867
Fannie Mae REMIC, Series 2016-105,
Class SA, (Floating, 6.00% - ICE
LIBOR USD 1M, 6.00% Cap),
5.85%, 1/25/47(2)	46,564	8,797
Fannie Mae REMIC, Series 2016-74,
Class GS, (Floating, 6.00% - ICE
LIBOR USD 1M, 6.00% Cap),
5.85%, 10/25/46(2)	57,906	13,395
Fannie Mae REMIC, Series 2018-62,
Class SB, (Floating, 6.20% - ICE
LIBOR USD 1M, 6.20% Cap),
6.05%, 9/25/48(2)	354,014	61,436
Freddie Mac REMIC, Series 2981,
Class SU, (Floating, 7.80% - ICE
LIBOR USD 1M, 7.80% Cap),
7.66%, 5/15/30(2)	48,770	7,850
Freddie Mac REMIC, Series 3308,
Class S, (Floating, 7.20% - ICE LIBOR
USD 1M, 7.20% Cap), 7.06%,
3/15/32(2)	42,452	7,502
Freddie Mac REMIC, Series 3460,
Class SA, (Floating, 6.20% - ICE
LIBOR USD 1M, 6.20% Cap),
6.06%, 6/15/38(2)	64,559	13,258
Freddie Mac REMIC, Series 3598,
Class JI, 2.53%, 10/15/37(2) (3)	210,723	8,546
Freddie Mac REMIC, Series 3621,
Class SB, (Floating, 6.23% - ICE
LIBOR USD 1M, 6.23% Cap),
6.09%, 1/15/40(2)	46,245	10,029
Freddie Mac REMIC, Series 3621,
Class WI, 3.00%, 5/15/37(2) (3)	443,547	19,577
Freddie Mac REMIC, Series 3635,
Class IB, 2.45%, 10/15/37(2) (3)	654,465	26,271
Freddie Mac REMIC, Series 3666,
Class SC, (Floating, 5.77% - ICE
LIBOR USD 1M, 5.77% Cap),
5.63%, 5/15/40(2)	130,472	26,395
Freddie Mac REMIC, Series 4029,
Class IM, 4.00%, 4/15/42	25,954	4,402
Freddie Mac REMIC, Series 4106,
Class EI, 3.50%, 4/15/41	189,474	15,486
Freddie Mac REMIC, Series 4150,
Class DI, 3.00%, 1/15/43	346,204	30,943
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.8% continued
Government Agency - Interest Only – 13.4% continued
Freddie Mac REMIC, Series 4194,
Class BI, 3.50%, 4/15/43	51,050	5,192
Freddie Mac REMIC, Series 4363,
Class TI, 2.92%, 10/15/39(2) (3)	286,615	15,016
Freddie Mac REMIC, Series 4415,
Class IO, 2.48%, 4/15/41(2) (3)	37,934	2,314
Government National Mortgage
Association, Series 2008-7, Class IO,
5.50%, 3/20/37	327,715	33,731
Government National Mortgage
Association, Series 2009-88,
Class QI, 6.00%, 9/16/39	491,405	32,841
Government National Mortgage
Association, Series 2010-42,
Class BS, (Floating, 6.48% - ICE
LIBOR USD 1M, 6.48% Cap),
6.33%, 4/20/40(2)	31,012	6,452
Government National Mortgage
Association, Series 2012-136,
Class BI, 3.50%, 11/20/42	346,658	47,790
Government National Mortgage
Association, Series 2013-133,
Class PI, 5.00%, 2/16/37	80,089	9,437
Government National Mortgage
Association, Series 2014-117,
Class SJ, (Floating, 5.60% - ICE
LIBOR USD 1M, 5.60% Cap),
5.45%, 8/20/44(2)	53,725	9,145
Government National Mortgage
Association, Series 2015-168,
Class SD, (Floating, 6.20% - ICE
LIBOR USD 1M, 6.20% Cap),
6.05%, 11/20/45(2)	753,098	148,322
Government National Mortgage
Association, Series 2016-160,
Class GS, (Floating, 6.10% - ICE
LIBOR USD 1M, 6.10% Cap),
5.95%, 11/20/46(2)	86,860	19,885
		769,120
Non Agency – 23.3%
Banc of America Mortgage Trust, Series
2003-H, Class 3A1, 3.03%,
9/25/33(2) (3)	79,856	78,180
Bear Stearns ALT-A Trust, Series
2004-1, Class 2A2, 3.29%,
2/25/34(2) (3)	53,503	56,265
Bear Stearns ARM Trust, Series 2003-6,
Class 1A2, 3.23%, 8/25/33(2) (3)	81,985	84,127

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.8% continued
Non Agency – 23.3% continued
CHL Mortgage Pass Through Trust, Series 2004-22, Class A3, 2.77%, 11/25/34(2) (3)	100,300	99,876
CHL Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 3.00%, 6/20/34(2) (3)	71,827	71,285
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5, (Step to 4.86% on 02/25/21), 4.85%, 4/25/35(4)	69,705	70,299
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 2.85%, 11/25/32(2) (3)	109,276	106,013
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 3.82%, 4/25/33(2) (3)	24,315	24,403
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2A1, 2.99%, 9/25/34(2) (3)	23,890	23,895
CSFB Mortgage-Backed Pass Through Certificates, Series 2003-AR24, Class 2A4, 3.14%, 10/25/33(2) (3)	84,051	88,409
CWABS Revolving Home Equity Loan Trust, Series 2004-J, Class 2A, (Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 11.50% Cap), 0.43%, 12/15/33(2)	126,137	122,900
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 3.42%, 3/25/35(2) (3)	56,455	56,665
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1, 2.53%, 11/25/33(2) (3)	16,947	17,520
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 3.20%, 7/25/35(2) (3)	65,121	64,500
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1, 3.23%, 12/25/34(2) (3)	45,206	44,863
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1, (Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor), 0.29%, 7/25/36(2)	87,976	85,676
Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-26A, Class 7A, 2.55%, 9/25/33(2) (3)	112,517	113,107
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.8% continued
Non Agency – 23.3% continued
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-K, Class
2A11, 3.08%, 7/25/34(2) (3)	52,801	52,427
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-K, Class
2A3, 3.08%, 7/25/34(2) (3)	78,849	78,291
		1,338,701
Total Residential Mortgage Backed
Securities
(Cost $3,256,576)		$3,429,869

OTHER STRUCTURED PRODUCTS – 3.2%
CLO / CDO – 1.4%
Garrison Funding L.P., Series 2018-1A,
Class A1T, (Floating, ICE LIBOR USD
3M + 1.45%), 1.68%, 3/20/27(2)	84,449	84,046
Other Structured Products – 1.8%
Sofi Consumer Loan Program, Series
2017-6, Class C, 4.02%, 11/25/26	100,000	101,660
Total Other Structured Products
(Cost $185,086)		$185,706

U.S. GOVERNMENT OBLIGATIONS – 3.9%
U.S. Treasury Notes – 3.9%
0.63%, 8/15/30	225,000	220,641
Total U.S. Government Obligations
(Cost $221,704)		$220,641

	NUMBER	VALUE
	OF SHARES	(IN USD)
SHORT TERM INVESTMENT FUND – 2.6%
Northern Institutional Funds -
U.S. Treasury Portfolio (Premier),
0.01%(5)	147,118	147,118
Total Short Term Investment Fund
(Cost $147,118)		$147,118

Total Investments – 100.0%
(Cost $5,505,374)		$5,736,062
Other Assets less Liabilities – 0.0%		675
NET ASSETS – 100.0%		$5,736,737

(1)	When-Issued Security. Coupon rate is not in effect at November 30, 2020.

(2)	Variable rate security. Rate as of November 30, 2020 is disclosed.

(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(4)	Step coupon bond. Rate as of November 30, 2020 is disclosed.

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2020 (UNAUDITED)

(5)	7-day current yield as of November 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CDO - Collaterlized Debt Obligation

CLO - Collateralized Loan Obligation

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

Percentages shown are based on Net Assets.

At November 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	2.6%
AAA	59.1
AA	8.1
A	15.5
BBB	12.5
BB	2.2
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of November 30, 2020:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate bonds(1)	$—	$752,517	$—	$752,517
Commercial Mortgage
Backed Securities(1)	—	1,000,211	—	1,000,211
Residential Mortgage
Backed Securities(1)	—	3,429,869	—	3,429,869
Other Structured
Products(1)	—	185,706	—	185,706
U.S. Government
Obligations(1)	220,641	—	—	220,641
Short Term Investment
Fund	147,118	—	—	147,118
Total	$367,759	$5,368,303	$—	$5,736,062

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	NOVEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS – 93.3%
Chemicals/Paper/Packaging – 3.9%
Klabin Austria GmbH,
7.00%, 4/3/49	200,000	250,504
Consumer/Retail – 3.2%
B2W Digital Lux S.a.r.l.,
4.38%, 12/20/30	200,000	206,898
Energy – 13.3%
FEL Energy VI S.a.r.l.,
12/1/40 (1)	200,000	210,400
Gazprom PJSC via Gaz Finance PLC,
(Variable, U.S. Treasury Yield Curve
Rate CMT 5Y + 4.26%), 4.60%,
10/26/25 (2) (3)	250,000	261,224
Oleoducto Central S.A.,
4.00%, 7/14/27	200,000	216,000
Petrobras Global Finance B.V.,
5.60%, 1/3/31	150,000	169,845
		857,469
Financials – 10.4%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve
Rate CMT 5Y + 5.04%), 6.88%,
7/6/22 (2) (3)	200,000	208,400
BBVA Bancomer S.A.,
(Variable, U.S. Treasury Yield Curve
Rate CMT 5Y + 2.65%), 5.13%,
1/18/33 (2)	200,000	209,500
Itau Unibanco Holding S.A.,
(Variable, U.S. Treasury Yield Curve
Rate CMT 5Y + 3.98%), 6.13%,
12/12/22 (2) (3)	250,000	251,878
		669,778
Food & Beverage – 16.4%
BRF S.A.,
5.75%, 9/21/50	200,000	210,125
Grupo Bimbo S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve
Rate CMT 5Y + 3.28%), 5.95%,
4/17/23 (2) (3)	200,000	213,450
Kernel Holding S.A.,
6.75%, 10/27/27	200,000	207,600
MHP Lux S.A.,
6.95%, 4/3/26	200,000	212,294
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS – 93.3% continued
Food & Beverage – 16.4% continued
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	200,000	218,002
		1,061,471
Healthcare – 3.2%
Rede D’or Finance S.a.r.l.,
4.50%, 1/22/30	200,000	206,560
Manufacturing/Industrials – 10.0%
Adani Ports & Special Economic Zone
Ltd.,
4.20%, 8/4/27	200,000	213,060
KOC Holding A.S.,
6.50%, 3/11/25	200,000	213,040
Turkiye Sise ve Cam Fabrikalari A.S.,
6.95%, 3/14/26	200,000	216,465
		642,565
Metals/Mining – 9.8%
AngloGold Ashanti Holdings PLC,
3.75%, 10/1/30	200,000	212,584
CSN Inova Ventures,
6.75%, 1/28/28	200,000	209,600
Stillwater Mining Co.,
7.13%, 6/27/25	200,000	210,621
		632,805
Real Estate – 6.6%
Cibanco S.A. Ibm/PLA Administradora
Industrial S. de R.L. de C.V.,
4.96%, 7/18/29	200,000	216,752
CIFI Holdings Group Co. Ltd.,
5.95%, 10/20/25	200,000	210,997
		427,749
Telecom/Cable – 16.5%
Colombia Telecomunicaciones S.A.
ESP,
4.95%, 7/17/30	200,000	222,000
Sable International Finance Ltd.,
5.75%, 9/7/27	200,000	213,250
Turkcell Iletisim Hizmetleri A.S.,
5.80%, 4/11/28	200,000	209,314
VEON Holdings B.V.,
3.38%, 11/25/27	200,000	204,740

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	NOVEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS – 93.3% continued
Telecom/Cable – 16.5% continued
VTR Finance N.V.,
6.38%, 7/15/28	200,000	219,000
		1,068,304
Total Corporate Bonds
(Cost $5,756,600)		$6,024,103

	NUMBER	VALUE
	OF SHARES	(IN USD)
SHORT TERM INVESTMENT FUND – 5.3%
Northern Institutional Funds -
U.S. Treasury Portfolio (Premier),
0.01%(4)	343,757	343,757
Total Short Term Investment Fund
(Cost $343,757)		$343,757

Total Investments – 98.6%
(Cost $6,100,357)		$6,367,860
Other Assets less Liabilities – 1.4%		90,532
NET ASSETS – 100.0%		$6,458,392

(1)	When-Issued Security. Coupon rate is not in effect at November 30, 2020.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	7-day current yield as of November 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

5Y - 5 Year

CMT - Constant Maturity

PLC - Public Limited Company

Percentages shown are based on Net Assets.

At November 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	5.4%
BBB	13.5
BB	57.1
B	24.0
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of November 30, 2020:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$6,024,103	$—	$6,024,103
Short Term Investment
Fund	343,757	—	—	343,757
Total Investments	$343,757	$6,024,103	$—	$6,367,860

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2020 (UNAUDITED)

1. ORGANIZATION

Rimrock Funds Trust (the “Trust”) is an open-end management investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 2, 2018. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of portfolios. The Trust includes two funds as of November 30, 2020, each with its own investment objective. The Rimrock Core Bond Fund and Rimrock Emerging Markets Corporate Credit Fund (each a “Fund”, and collectively, the “Funds”) currently offer one class of shares and are separate series of the Trust. Each of the Funds’ financial statements are presented herein. On September 28, 2020, the Trust launched the Rimrock Emerging Markets Corporate Credit Fund. The Funds are classified as “diversified” investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Rimrock Capital Management, LLC (the “Adviser” or “Rimrock Capital”) serves as investment manager to the Funds. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, fund accountant, and custodian for the Funds. Foreside Financial Services, LLC is the distributor of the shares of the Funds (the “Distributor”).

2. SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

A)  BASIS OF PREPARATION The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

B) USE OF ESTIMATES The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of management of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of unlisted derivative instruments require the use of a number of market-based assumptions.

C) DETERMINATION OF THE NET ASSET VALUE The net asset value (“NAV”) of the Funds’ shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

D) INVESTMENT VALUATION The Funds’ portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available are valued at fair value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Trustees of the Trust (the “Board”). Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Funds’ Fair Value Committee, in its discretion, may make adjustments to the prices of securities held by the Funds if an event occurs after the publication of market values normally used by the Funds but before the time as of which the Funds calculate their NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Foreign fixed income securities, however, may be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV.

E) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available and known to management. Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to the Funds.

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS continued

F)  INDEMNIFICATIONS Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

G)  ORGANIZATION AND OFFERING COSTS Organization costs are expensed as incurred. Offering costs are amortized for a period of twelve months upon inception of the Funds.

H)  WHEN-ISSUED/DELAYED DELIVERY SECURITIES The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Funds enter into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. A Fund identifies securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at November 30, 2020, if any, are noted in the Schedules of Investments and in aggregate as Payable for when-issued securities, in the Statements of Assets and Liabilities.

3. INVESTMENT TYPES

The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds’ investment policies.

CASH HOLDINGS

Each Fund sweeps uninvested cash daily into a money market fund as disclosed on the Schedules of Investments.

FIXED INCOME SECURITIES

The Funds may invest in fixed income securities. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Funds’ NAVs.

Securities held by the Funds that are guaranteed by the U.S. Government, its agencies, or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Funds’ shares. Further details on fixed income securities are disclosed in the Funds’ Statement of Additional Information (the “SAI”).

CORPORATE DEBT SECURITIES

The Funds may invest in corporate debt securities. The Funds’ investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Funds, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Funds may invest.

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

HIGH YIELD SECURITIES (“JUNK BONDS”) AND SECURITIES OF DISTRESSED COMPANIES

Investments in securities rated below investment grade that are eligible for purchase are described as “speculative” by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), and Fitch, Inc. (“Fitch”). Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate

RIMROCK FUNDS TRUST

NOVEMBER 30, 2020 (UNAUDITED)

developments. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

High yield and distressed company securities may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in high yield and distressed company securities may involve greater costs than transactions in more actively traded securities, which could adversely affect the price at which the Funds could sell a high yield or distressed company security, and could adversely affect the daily NAVs of the shares.

The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting debt securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by the Funds, the Funds may retain the security if the Adviser deems it in the best interest of shareholders.

MONEY MARKET INSTRUMENTS

The Funds may invest in money market instruments. These instruments include, but are not limited to U.S. Government Securities, Bank Obligations, Eurodollar Certificates of Deposit, Obligations of Savings Institutions, Fully Insured Certificates of Deposit, Commercial Paper, Money Market Mutual Funds, and Other Short-Term Obligations.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The Funds may invest in mortgage-related securities and asset-backed securities including mortgage pass-through securities, agency mortgage-related securities, privately issued mortgage-related securities, collateralized mortgage obligations, commercial mortgage-backed securities, other mortgage-related securities, adjustable rate mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks and others. The Funds also may invest in debt securities which are secured with collateral consisting of mortgage-related securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

The Funds may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Funds invest. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Funds as illiquid investments, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for transactions under Rule 144A of The Securities Act of 1933, as amended (the “1933 Act”). In addition to the normal risks associated with fixed income securities discussed elsewhere in the Funds’ SAI and Prospectus (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES (“SMBS”)

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS continued

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. For example, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Funds’ yields to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies, or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as securities issued by members of the Farm Credit System, are supported only by the credit of the agency, instrumentality or corporation. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

VARIABLE AND FLOATING RATE SECURITIES

The Funds may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically monthly. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. The Funds also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. To the extent permitted by the Funds’ investment objectives and general investment policies, the Funds may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

4. PRINCIPAL RISKS

See below for a summary description of select principal risks. A discussion of the principal risks of investing in the Funds is included in the Funds’ prospectus and SAI.

FIXED INCOME SECURITIES RISK

Call Risk – The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons, including if there are declining interest rates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities or securities with greater credit risks.

Credit Risk – The risk that an issuer of a fixed income security is unable or unwilling to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might decrease, and/or the Fund could lose the entire amount of its investment.

Extension Risk – The risk that if interest rates rise, prepayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-backed securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

Interest Rate Risk – The risk that fixed income securities will decline in value because of an increase in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

MARKET RISK

The risk that the value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Additionally, the prices of securities in which the Fund invests are

RIMROCK FUNDS TRUST

NOVEMBER 30, 2020 (UNAUDITED)

affected by the economy. The value of the Fund’s investments may decline in tandem with a drop in the overall value of the stock or bond markets based on negative developments in the U.S. and global economies.

LIQUIDITY RISK

The risk that the lack of an active market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Although the Fund is normally able to sell loans within seven days, a substantial portion of the loans held by the Fund will also experience delayed settlement beyond that period, which can impair the ability of the Fund to pay redemptions or to reinvest proceeds, or may require the Fund to borrow to meet redemptions. Over recent years, the fixed income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations (e.g., the Volcker Rule) may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

5. FAIR VALUE MEASUREMENTS

U.S. GAAP includes a topic which defines fair value as the price that the Funds would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. Government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. To the extent these securities are actively traded and valuation adjustments are not applied, they are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE Close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy.

With respect to any portion of the Funds’ assets that are invested in one or more open-ended investment management companies, the Funds’ NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end investment management companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS continued

Short-term investments having a maturity of 60 days or less and sufficient credit quality are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include private equity and real estate investments, certain loan agreements, less-liquid corporate debt securities (including distressed debt instruments) and certain collateralized debt obligations. Also included in this category are options, government and sovereign obligations, government agency securities and corporate bonds for which independent broker prices are used and information relating to the inputs of the price models is currently unavailable.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the period ended November 30, 2020, were as follows:

			SHARES FROM	PROCEEDS FROM		PAYMENTS FOR	NET INCREASE	NET INCREASE
		PROCEEDS FROM	REINVESTED	REINVESTMENTS	SHARES	SHARES	(DECREASE) IN	(DECREASE) IN
Fund	SHARES SOLD	SHARES SOLD	DIISTRIBUTIONS	OF DIVIDENDS	REDEEMED	REDEEMED	SHARES	NET ASSETS
Rimrock Core Bond Fund	9,833	$ 100,000	7,825	$81,490	(10,996)	$ (112,722)	6,662	$ 68,768
Rimrock Emerging Markets
Corporate Credit Fund	804,676	8,093,236	3,782	39,080	(196,657)	(2,000,000)	611,801	6,132,316

Transactions in capital shares for the period from June 28, 2019 (commencement of operations date), to May 31, 2020, were as follows:

			SHARES FROM	PROCEEDS FROM		PAYMENTS FOR	NET INCREASE	NET INCREASE
		PROCEEDS FROM	REINVESTED	REINVESTMENTS	SHARES	SHARES	(DECREASE) IN	(DECREASE) IN
Fund	SHARES SOLD	SHARES SOLD	DIISTRIBUTIONS	OF DIVIDENDS	REDEEMED	REDEEMED	SHARES	NET ASSETS
Rimrock Core Bond Fund	524,233	$5,238,000	17,302	$175,987	—	$—	541,535	$5,413,987

7. INVESTMENT TRANSACTIONS

At November 30, 2020, the aggregate costs of purchases and proceeds from sale of securities, excluding short-term investments and derivatives, if any, were as follows:

	PURCHASES		SALES
Fund	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Rimrock Core Bond
Fund	$451,895	$1,040,428	$476,808	$821,859
Rimrock Emerging
Markets
Corporate Credit
Fund	—	6,999,792	—	1,299,500

At November 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

			NET	COST
	UNREALIZED	UNREALIZED	APPRECIATION	BASIS OF
Fund	APPRECIATION	DEPRECIATION	(DEPRECIATION)	INVESTMENTS
Rimrock Core
Bond Fund	$274,906	$(30,414)	$244,492	$5,491,570

			NET	COST
	UNREALIZED	UNREALIZED	APPRECIATION	BASIS OF
Fund	APPRECIATION	DEPRECIATION	(DEPRECIATION)	INVESTMENTS
Rimrock
Emerging
Markets
Corporate
Credit Fund	$268,023	$ (520)	$267,503	$6,100,357

8. FEDERAL INCOME TAXES

No provision for U.S. federal income taxes has been made since the Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of their taxable income and capital gains to their shareholders.

For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income. The reclassifications have no impact on the net assets of the Funds. During the year, revisions were also made to previously determined taxable income amounts. As a result, the following reclassifications were made to the Statements of Assets and Liabilities at May 31, 2020:

RIMROCK FUNDS TRUST

NOVEMBER 30, 2020 (UNAUDITED)

	UNDISTRIBUTED NET	ACCUMULATED NET REALIZED	CAPITAL
Fund	INVESTMENT INCOME	GAINS (LOSSES)	STOCK
Rimrock Core Bond Fund	$(5,123)	$5,123	$—

As of May 31, 2020, there were no capital loss carryforwards for U.S. federal income tax purposes.

As of May 31, 2020, the components of distributable taxable earnings, including temporary differences, were as follows:

TOTAL
	UNDISTRIBUTED	UNDISTRIBUTED			ACCUMULATED	UNREALIZED	ACCUMULATED
	ORDINARY	LONG-TERM	ACCUMULATED	DISTRIBUTIONS	CAPITAL AND	APPRECIATION	EARNINGS
Fund	INCOME	CAPITAL GAINS	EARNINGS	PAYABLE	OTHER LOSSES	(DEPRECIATION)	(DEFICIT)
Rimrock Core Bond Fund	$—	$—	$—	$(11)	$—	$120,730	$120,719

The taxable character of distributions paid during the fiscal year ended May 31, 2020, were as follows:

	DISTRIBUTIONS FROM
	ORDINARY	LONG-TERM	RETURN OF
Fund	INCOME	CAPITAL GAIN	CAPITAL
Rimrock Core Bond Fund	$154,993	$—	$21,140

9. DISTRIBUTIONS TO SHAREHOLDERS

The Funds intend to declare and pay dividends from net investment income monthly. The Funds intend to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional shares unless otherwise indicated.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make special distributions to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on the Funds’ financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

10. RELATED PARTIES

INVESTMENT ADVISORY FEES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser with whom certain officers and directors of the Fund are affiliated, to furnish investment management services to the Funds. Under the terms of the Advisory Agreement, the Funds pay annual advisory fees of 0.30% of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of Fund business (collectively, “excluded expenses”)) from exceeding 0.65% of each Fund’s average daily net assets until June 30, 2021 (the “contractual expense limit”). In addition, the Adviser may receive from the Funds the difference between the total annual Fund operating expenses (other than excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment (less any reimbursement previously paid) if at any point total annual Fund operating expenses (other than excluded expenses) are below the expense cap at the time of both (i) such fee waiver or reimbursement and (ii) the recoupment. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety days prior written notice to the Trust, effective as of the close of business on June 30, 2021. The total amounts subject to recovery in future fiscal years are show below:

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS continued

Fund	2023	2024
Rimrock Core Bond Fund	$239,607	$128,789
Rimrock Emerging Markets Corporate Credit Fund	—	38,442

DISTRIBUTION AND SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Funds may pay the Distributor annual fees (“12b-1 fees”) of up to 0.25% of each Fund’s average daily net assets attributable to their capital shares in consideration for distribution and shareholder services and the assumption of related expenses.

CONCENTRATION OF OWNERSHIP

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Funds, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategies.

At November 30, 2020, the percentages of shares owned by the Adviser or Adviser-related shareholders issued by the Rimrock Core Bond Fund and the Rimrock Emerging Markets Corporate Credit Fund were approximately 100% and 88%, respectively.

11. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATIONS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium, shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

12. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations, and financing terms may be based on floating rates such as LIBOR, Euro Interbank Offered Rate, and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on the Funds’ investments, performance, or financial condition. In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform. The amendments in ASU 2020-04 provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The standard is effective as of March 12, 2020, through December 31, 2022. The Funds did not utilize the optional expedients and exceptions provided by ASU 2020-04 during the period ended November 30, 2020.

13. OTHER RISKS

COVID-19, the novel respiratory disease also known as “coronavirus”, which was first detected in China in December 2019 and subsequently spread internationally, has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancelations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforseen ways and may continue to do so in the future. Health crises caused by the coronavirus outbreak may exacerbate other pre-existing political, social and economic risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the

RIMROCK FUNDS TRUST

NOVEMBER 30, 2020 (UNAUDITED)

Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

RIMROCK FUNDS TRUST

FUND EXPENSES	NOVEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Rimrock Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2020 through November 30, 2020.

1. ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/2020 - 11/30/2020” to estimate the expenses you paid on your account during this period.

2. HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

RIMROCK CORE BOND FUND

	EXPENSE	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID* 6/1/2020-
SHARES	RATIO	6/1/2020	11/30/2020	11/30/2020
Actual	0.65%	$1,000.00	$1,042.40	$3.33
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29

*	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2020. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365.

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND

		BEGINNING	ENDING	EXPENSES
		ACCOUNT	ACCOUNT	PAID**
	EXPENSE	VALUE	VALUE	9/28/2020-
SHARES	RATIO	9/28/2020*	11/30/2020	11/30/2020
Actual	0.70%	$1,000.00	$1,062.90	$1.25
Hypothetical	0.70%	$1,000.00	$1,007.42	$1.21

*	Fund commenced operations on September 28, 2020.

**	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the period from September 28,2019 (commencement of operations date) to November 30, 2020. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 63/365.

RIMROCK FUNDS TRUST

ADVISORY AGREEMENT APPROVAL BOARD CONSIDERATIONS DISCLOSURE

The Trust and Rimrock Capital have entered into an investment advisory agreement (the “Investment Advisory Agreement”), pursuant to which Rimrock Capital is responsible for the investment advisory services provided to the Rimrock Emerging Markets Corporate Credit Fund (the “Corporate Credit Fund”).

Section 15 of the 1940 Act requires that the initial approval of the Investment Advisory Agreement be specifically approved: (i) by a vote of the majority of the shareholders of the fund; and (ii) by a vote of a majority of the Trust’s Board of Trustees who are not parties to the Investment Advisory Agreement or “interested persons” of any such party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the trustees must request and evaluate, and the adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreement. In addition, the U.S. Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, a Board meeting was held on July 23, 2020, to consider the approval of the Investment Advisory Agreement between the Trust on behalf of the Corporate Credit Fund and Rimrock Capital for an initial two-year term. In preparation for this meeting, the Board was provided with and reviewed a wide variety of materials regarding Rimrock Capital, including information about Rimrock Capital’s personnel and operations and the services proposed to be provided to the Corporate Credit Fund pursuant to the Investment Advisory Agreement. The Board also received data regarding fund peer group information and a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Investment Advisory Agreement. Finally, the Independent Trustees received advice from counsel to the Trust, were provided with the opportunity to meet in executive session outside the presence of Corporate Credit Fund management, and participated in question and answer sessions with representatives of Rimrock Capital.

Specifically, the Board received written materials and verbal updates from Rimrock Capital regarding: (i) the proposed advisory fees charged by Rimrock Capital and the Corporate Credit Fund’s overall fees and operating expenses compared with peer groups of mutual funds; (ii) the level of Rimrock Capital’s potential profitability from its Fund-related operations, including Fund formation and launch; (iii) the historical performance of the strategy; and (iv) any potential fallout benefits that could be received by Rimrock Capital in connection with its management of the Fund.

The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreement.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by Rimrock Capital, the Trustees evaluated, among other things, Rimrock Capital’s personnel, experience, track record and compliance program. The Trustees reviewed the terms of the proposed Investment Advisory Agreement and information about the investment advisory services proposed to be provided by Rimrock Capital to the Corporate Credit Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services that would be provided by Rimrock Capital to the Corporate Credit Fund and the resources of Rimrock Capital and its affiliates that would be dedicated to the Corporate Credit Fund were sufficient to support the approval of the Investment Advisory Agreement.

Performance. In determining whether to approve the Investment Advisory Agreement, the Trustees considered the investment performance of the Corporate Credit Fund’s strategy. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Corporate Credit Fund and Rimrock’s investment management personnel supported approval of the Investment Advisory Agreement.

Fees. With respect to the Fund’s estimated expenses under the Investment Advisory Agreement, the Trustees considered the proposed rate of compensation called for by the Investment Advisory Agreement and the Corporate Credit Fund’s net operating expense ratio in comparison to those of the Corporate Credit Fund’s peer groups. In assessing the Corporate Credit Fund’s expenses, the Trustees considered the information provided related to the Corporate Credit Fund’s peer group including, but not limited to, management fees and total annual expense ratios for the Corporate Credit Fund and its peers. Based on the materials considered and discussion at the meeting, the Trustees further determined that there was a reasonable basis for the fee level. The Trustees concluded that the fee level for the Corporate Credit Fund was reasonable.

Profitability. The Board considered the expected profits to be realized by Rimrock Capital in connection with the operation of the Fund, and whether the amount of profit would be a fair entrepreneurial profit for the management of the Fund. The Board also considered the Fund’s estimated operating expenses and the expected impact of any fee waivers and expense reimbursements on Rimrock Capital’s profits. The Board concluded, within the context of its full deliberations, that Rimrock Capital’s expected level of profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Fund.

RIMROCK FUNDS TRUST

ADVISORY AGREEMENT APPROVAL BOARD CONSIDERATIONS DISCLOSURE

Economies of Scale. The Board considered information regarding whether there would be economies of scale with respect to the management of the Corporate Credit Fund, whether the Corporate Credit Fund would appropriately benefit from any economies of scale and whether there was potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Corporate Credit Fund investors, and whether economies of scale in the provision of services to the Corporate Credit Fund would be passed along to the shareholders. The Board also noted that to the extent the Corporate Credit Fund’s assets increased over time, the Corporate Credit Fund and its shareholders should realize economics of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through the management fee which was low when compared to the Corporate Credit Fund’s peers.

Based on the Trustees’ deliberation and their evaluation of the information described above and other factors and information they believed relevant in the exercise of their reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel, unanimously approved the Investment Advisory Agreement and concluded that the compensation under the Investment Advisory Agreement is fair and reasonable in light of such services and expenses. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RIMROCK FUNDS TRUST

FOR MORE INFORMATION

1. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (or on Form N-PORT’s predecessor form, Form N-Q). The Fund’s Form N-PORT reports are available on the SEC’s web site at www.sec.gov.

2. PROXY VOTING

The Trust’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting SEC’s web site at www.sec.gov or by calling Rimrock Investor Relations at 949-381-7800.

Privacy Notice

This information is not part of the Annual Report.

Maintaining the confidentiality and security of your personal financial information is very important to us at Rimrock Capital Management, LLC (“Rimrock”).

INFORMATION WE COLLECT. To provide you with superior service, we may collect several types of nonpublic personal information about you, including:

▪	Information from forms you fill out and send to us in connection with your investment in one of our funds (such as your name, address, and social security number).

▪	Information you give us verbally.

▪	Information you submit to us in correspondence, including emails.

▪	Information about the amounts you have invested in our funds (such as your initial investment and any additions to and withdrawals from your capital account).

▪	Information about any bank account you use for transfers between your bank account and your capital account in any of our funds, including information provided when effecting wire transfers.

INFORMATION WE SHARE. We do not sell your personal information and we do not disclose it to anyone except as permitted or required by law. For example, we may share information we collect about you with our independent auditors in the course of the annual audit of the fund in which you have an investment. We may share this information with our legal counsel as we deem appropriate and with regulators. Additionally, we may disclose information about you at your request (for example, by sending duplicate account statements to someone you designate), or as otherwise permitted or required by law.

INFORMATION SECURITY. Within Rimrock, access to information about you is restricted to those employees who need to know the information to service your account. Rimrock employees are trained to follow our procedures to protect your privacy and are instructed to access information about you only when they have a business reason to obtain it.

CHANGES TO OUR PRIVACY POLICY. We reserve the right to change our privacy policy in the future, but we will not disclose your nonpublic personal information as required or permitted by law without giving you an opportunity to instruct us not to.

QUESTIONS. For questions about our privacy policy, or for additional copies of this notice, please call us at (949) 381-7800 or e-mail us at ir@rimrockcapital.com.

Administrator, Custodian and Transfer Agent

The Northern Trust Company

333 South Wabash Avenue

Chicago, Illinois 60604

312-630-6000

Investment Adviser

Rimrock Capital Management LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

695 Town Center Drive, Suite 1000

Costa Mesa, California 92626

Distributor

Foreside Financial Services, LLC

3 Canal Plaza

Suite 100

Portland, Maine 04101

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Rimrock Funds Trust

Rimrock Core Bond Fund

Rimrock Emerging Markets Corporate Credit Fund

(Each a “Fund”, and together, the “Funds”)

THE SEMI-ANNUAL REPORT TO SHAREHOLDERS OF THE RIMROCK FUNDS TRUST FOR THE PERIOD ENDED NOVEMBER 30, 2020, IS NOW AVAILABLE ONLINE AT THE WEBSITE LISTED BELOW AND IN PAPER, PROVIDED FREE UPON REQUEST, BY CALLING 800-613-4924.

https://www.rimrockcapital.com/rimrockfundstrust.aspx

The Semi-Annual Report for the period ended November 30, 2020, (the “Report”) contains important information about your investment with the Funds, including each Fund’s portfolio holdings and financial statements.

Printed and electronically emailed copies of the Report may be obtained free of charge by calling 800-613-4924. You may choose to receive all future shareholder reports in print or via e-delivery at the number listed above.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rimrock Funds Trust

By:	/s/ Barbara Crowell
Barbara Crowell
Treasurer and Principal Financial Officer

Date:	February 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Dubchansky
Scott Dubchansky
President and Principal Executive Officer

Date:	February 2, 2021

By:	/s/ Barbara Crowell
Barbara Crowell
Treasurer and Principal Financial Officer

Date:	February 2, 2021